BORROWINGS AND LEASES - Schedule of Borrowings Outstanding (Details) ₱ in Millions, € in Millions, $ in Millions			6 Months Ended
	Feb. 20, 2024 PHP (₱)	Feb. 20, 2024 USD ($)	Jun. 28, 2024 EUR (€)	Jun. 30, 2023 EUR (€)	Jun. 28, 2024 PHP (₱)	May 31, 2024 EUR (€)	May 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)
Non-current:
Total non-current borrowings			€ 10,131					€ 10,096
Current:
Total current borrowings			2,021					1,300
Proceeds from borrowings			382	€ 0
Current commercial papers issued and current portion of non-current commercial papers issued			4,778	3,914
Euro denominated bonds
Non-current:
Total non-current borrowings			8,076					8,428
Current:
Total current borrowings			350					500
Foreign currency bonds (swapped into Euro)
Non-current:
Total non-current borrowings			466					451
Current:
Total current borrowings			0					588
Australian dollar denominated bonds
Non-current:
Total non-current borrowings			340					338
Current:
Total current borrowings			0					62
Foreign currency bonds (swapped into Australian dollar or New Zealand dollar)
Non-current:
Total non-current borrowings			328					337
PHP Loan
Non-current:
Total non-current borrowings			373					0
Current:
Total current borrowings			€ 56					0
Notional amount | ₱					₱ 3,500
Borrowings, interest rate			6.00%		6.00%
Lease obligations
Non-current:
Total non-current borrowings			€ 548					542
Euro commercial paper
Current:
Total current borrowings			1,133					0
Repayments of current borrowings			3,645	€ 3,371
Bank overdrafts
Current:
Total current borrowings			334					0
Lease obligations
Current:
Total current borrowings			€ 148					€ 150
1.125 Percent Notes Due2024
Current:
Notional amount						€ 500
Borrowings, interest rate						1.125%	1.125%
0.8 Percent Notes Due2024
Current:
Notional amount | $							$ 650
Borrowings, interest rate						0.80%	0.80%
Term Loan
Current:
Line of credit maximum borrowing capacity | $		$ 500
Proceeds from borrowings	₱ 23,500	$ 420
Borrowings, percentage payable upon maturity		90.00%